Employee Compensation - Summary of Weighted-average Assumptions (Detail)		Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019
Pension Plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year	[1],[2]	2.70%		3.00%		4.00%
Rate of compensation increase		2.10%		2.10%		2.40%
Pension Plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year		3.20%		2.70%		3.00%
Rate of compensation increase		2.20%		2.10%		2.10%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year	[1],[2]	2.70%		3.00%		4.10%
Rate of compensation increase		2.00%		2.00%		2.00%
Assumed overall health care cost trend rate	[3]	4.80%		4.90%		4.90%
Other employee future benefit plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year		3.30%		2.70%		3.00%
Rate of compensation increase				2.00%		2.00%
Assumed overall health care cost trend rate		4.80%	[4]	4.80%	[3]	4.90%	[3]

[1]	The other employee future benefit plans current service cost was calculated using a separate discount rate of 3.01%, 3.20% and 4.20% for 2021, 2020 and 2019, respectively.
[2]	The pension benefit current service cost was calculated using a separate discount rate of 3.01%, 3.10% and 4.10% for 2021, 2020 and 2019, respectively.
[3]	Trending to 4.1% in 2040 and remaining at that level thereafter.
[4]	Trending to 4.0% in 2041 and remaining at that level thereafter.